Net Loss Per Common Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator - basic and diluted:
Net loss	[1]	$ (835,145)	$ (401,905)	$ (33,077)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination			28,640
Less: Net loss attributable to the non-controlling interests post Business Combination		778,797	365,848
Net loss attributable to MSP Recovery, Inc. post-Business Combination		$ (56,348)	$ (7,417)	$ (33,093)
Class A Common Stock [Member]
Denominator - basic and diluted:
Weighted-average shares of common stock outstanding - basic	[2]	8,914,761	2,473,005
Weighted-average shares of common stock outstanding - diluted	[2]	8,914,761	2,473,005
Earnings per share of common stock - basic	[2]	$ (6.32)	$ (3)
Earnings per share of common stock - diluted	[2]	$ (6.32)	$ (3)

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[2]	Earnings per share information has not been presented for any period prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. See Note 17, Net Loss Per Common Share, for further information.